Document and Entity Information	Mar. 23, 2026
Cover [Abstract]
Entity Registrant Name	PROGRESSIVE CORP/OH/
Amendment Flag	false
Entity Central Index Key	0000080661
Document Type	8-K
Document Period End Date	Mar. 23, 2026
Entity Incorporation State Country Code	OH
Entity File Number	001-09518
Entity Tax Identification Number	34-0963169
Entity Address, Address Line One	300 North Commons Blvd.
Entity Address, City or Town	Mayfield Village
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44143
City Area Code	(440)
Local Phone Number	461-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 Par Value
Trading Symbol	PGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false